Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39928
Entity Registrant Name	Sendas Distributor S.A.
Entity Central Index Key	0001834048
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22775-005
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ASAI
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,346,674,477
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1448
Auditor Name	ERNST & YOUNG
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22775-005
City Area Code	55
Local Phone Number	11 3411 5042
Contact Personnel Name	Daniela Sabbag Papa
Contact Personnel Email Address	ri.assai@assai.com.br